LOANS, NET (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Direct loans -
Loans	S/ 115,213,536	S/ 91,481,200
Leasing receivables	5,775,917	5,978,421
Credit cards	5,629,189	8,479,355
Discounted notes	1,483,723	2,200,142
Factoring receivables	2,153,689	2,015,513
Advances and overdrafts in current account	52,807	162,149
Refinanced loans	1,669,395	1,186,167
Restructured loans		125
Total direct loans	131,978,256	111,503,072
Internal overdue loans and under legal collection loans	4,685,569	3,304,886
Direct loans including internal overdue loans and under legal collection loans	136,663,825	114,807,958
Accrued interest	1,197,489	870,410
Unearned interest	(201,429)	(68,689)
Total direct loans	137,659,885	115,609,679
Allowance for loan losses	(9,898,760)	(5,123,962)
Total direct loans, net	127,761,125	110,485,717
Indirect loans, Note 20	S/ 20,973,810	S/ 21,081,035